CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Operating activities
Profit / (loss) before tax from continuing operations		$ 908		$ (82)	[1],[2]	$ 1,044	[1],[2]
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)		1,873		2,526	[1]	1,953	[1]
(Gain) / loss on disposal of non-current assets		17		36	[1]	44	[1]
(Gain) / loss on disposal of subsidiaries		(101)		78	[1]	(1)	[1]
Finance costs		690		673	[1]	876	[1]
Finance income		(16)		(23)	[1]	(52)	[1]
Other non-operating (gain) / loss		(34)		(111)	[1]	(21)	[1]
Net foreign exchange (gain) / loss		(4)		54	[1],[2]	18	[1],[2]
Changes in trade and other receivables and prepayments		(259)		(17)	[1]	(158)	[1]
Changes in inventories		(7)		39	[1]	(28)	[1]
Changes in trade and other payables		202		38	[1]	(13)	[1]
Changes in provisions, pensions and other		(1)		(35)	[1]	97	[1]
Interest paid		(619)		(640)	[1]	(708)	[1]
Interest received		16		23	[1]	58	[1]
Income tax paid		(289)		(328)	[1]	(466)	[1]
Net cash flows from operating activities from continuing operations		2,376		2,231	[1]	2,643	[1]
Net cash flows from operating activities from discontinued operations		263		212	[1]	305	[1]
Investing activities
Purchase of property, plant and equipment and intangible assets		(1,796)		(1,677)	[1]	(1,582)	[1]
Receipts from / (Payments) on deposits		(58)		(72)	[1]	(222)	[1]
Receipts from / (Investments in) financial assets	[3]	(78)		(45)	[1]	(11)	[1]
Proceeds from sales of share in subsidiaries, net of cash		861		36	[1]	0	[1]
Other proceeds from investing activities, net		4		(6)	[1]	26	[1]
Cash flows from (used in) investing activities, continuing operations		(1,067)		(1,764)	[1]	(1,789)	[1]
Net cash flows from / (used in) investing activities from discontinued operations		(114)		(102)	[1]	(84)	[1]
Financing activities
Proceeds from borrowings, net of fees paid	[4]	2,090		4,621	[1]	2,610	[1]
Repayment of debt		(2,466)		(4,351)	[1]	(2,891)	[1]
Acquisition of non-controlling interest		(281)		(1)	[1]	(613)	[1]
Dividends paid to owners of the parent		0		(259)	[1]	(520)	[1]
Dividends paid to non-controlling interests		(19)		(43)	[1]	(69)	[1]
Net cash flows from / (used in) financing activities from continuing operations		(676)		(33)	[1]	(1,483)	[1]
Cash flows from (used in) financing activities, discontinued operations		(68)		(70)	[1]	(156)	[1]
Net increase / (decrease) in cash and cash equivalents		714		474	[1]	(564)	[1]
Net foreign exchange difference		(23)		(51)	[1]	(8)	[1]
Cash and cash equivalents classified as discontinued operations/held for sale at the end of period		(113)		0	[1]	0	[1]
Cash and cash equivalents at beginning of period	[1],[3]	1,661	[5]	1,238	[5]	1,810
Cash and cash equivalents at end of period	[5]	$ 2,239		$ 1,661	[1],[3]	$ 1,238	[1],[3]

[1]	* Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see note 10)
[2]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)
[3]	**** Certain comparative amounts have been reclassified ,refer to Note 24 for further details.
[4]	Fees paid for borrowings were US$32 (2020: US$29, 2019: US$23)
[5]	Overdrawn amount was US$13 (2020: US$8)